FINANCIAL RISK MANAGEMENT - Schedule of fair values and total notional values for derivative assets in consideration (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Foreign exchange derivatives hedging cash flows from operations | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (38.6)	$ 32.7
Notional value	3,058.5	1,701.0
Foreign exchange derivatives hedging cash flows from operations | Year 1 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Notional value	2,711.5	1,479.6
Foreign exchange derivatives hedging cash flows from operations | Year 2 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Notional value	347.0	221.4
Foreign exchange derivatives hedging cash flows from operations | After Year 2 | Foreign exchange derivatives hedging cash flows from operations
Disclosure of detailed information about financial instruments [line items]
Notional value	0.0	0.0
Cross-currency swaps | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Fair value	1.5	(1.2)	$ 50.0
Notional value	50.0	50.0
Cross-currency swaps | Year 1 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	0.0	0.0
Cross-currency swaps | Year 2 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	0.0	0.0
Cross-currency swaps | After Year 2 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional value	50.0	50.0
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value	3.6	(4.1)
Notional value	1,951.0	1,559.5
Foreign exchange derivatives | Year 1
Disclosure of detailed information about financial instruments [line items]
Notional value	1,951.0	1,559.5
Foreign exchange derivatives | Year 2
Disclosure of detailed information about financial instruments [line items]
Notional value	0.0	0.0
Foreign exchange derivatives | After Year 2
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 0.0	$ 0.0